Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVISERS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
A SERIES OF ADVISERS INVESTMENT TRUST
Supplement dated October 1, 2021
To the Prospectus and Statement of Additional Information dated January 28, 2021, as amended
Effective October 1, 2021, Independent Franchise Partners LLP (the “Adviser”), will reduce the management fee it charges to the Independent Franchise Partners US Equity Fund (the “Fund”) from 0.84% per annum to 0.80% per annum, less a scaled discount based on the Adviser’s combined total assets under management.
Therefore, the sections entitled “FUND SUMMARY - Fees and Expenses – Management Fee” and “FUND SUMMARY - Fees and Expenses – Example” on page 1 of the Prospectus are replaced with the following:
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	NONE
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	NONE
Redemption fee (as a percentage of amount redeemed)	0.25%
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1,2]	0.60%
Distribution (Rule 12b‑1) fees	NONE
Other expenses	0.08%
Total annual fund operating expenses	0.68%

[1]	Restated to reflect current fees.
[2]
The management fee is 0.80% per annum, discounted according to the total value of the assets managed by the Adviser as described in the Investment Adviser section of this Prospectus. Based on the current combined assets managed by the Adviser, the effective annual rate for the Fund is 0.60%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 year	3 years	5 years	10 years
$ 96	$ 246	$ 410	$ 885
You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
$ 69	$ 218	$ 379	$ 847

Independent Franchise Partners US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
A SERIES OF ADVISERS INVESTMENT TRUST
Supplement dated October 1, 2021
To the Prospectus and Statement of Additional Information dated January 28, 2021, as amended
Effective October 1, 2021, Independent Franchise Partners LLP (the “Adviser”), will reduce the management fee it charges to the Independent Franchise Partners US Equity Fund (the “Fund”) from 0.84% per annum to 0.80% per annum, less a scaled discount based on the Adviser’s combined total assets under management.
Therefore, the sections entitled “FUND SUMMARY - Fees and Expenses – Management Fee” and “FUND SUMMARY - Fees and Expenses – Example” on page 1 of the Prospectus are replaced with the following:
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	NONE
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	NONE
Redemption fee (as a percentage of amount redeemed)	0.25%
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1,2]	0.60%
Distribution (Rule 12b‑1) fees	NONE
Other expenses	0.08%
Total annual fund operating expenses	0.68%

[1]	Restated to reflect current fees.
[2]
The management fee is 0.80% per annum, discounted according to the total value of the assets managed by the Adviser as described in the Investment Adviser section of this Prospectus. Based on the current combined assets managed by the Adviser, the effective annual rate for the Fund is 0.60%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 year	3 years	5 years	10 years
$ 96	$ 246	$ 410	$ 885
You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
$ 69	$ 218	$ 379	$ 847

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Independent Franchise Partners US Equity Fund | Independent Franchise Partners US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.25%
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1],[2]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
1 year	rr_ExpenseExampleYear01	$ 96
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	410
10 years	rr_ExpenseExampleYear10	885
1 year	rr_ExpenseExampleNoRedemptionYear01	69
3 years	rr_ExpenseExampleNoRedemptionYear03	218
5 years	rr_ExpenseExampleNoRedemptionYear05	379
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 847

[1]	Restated to reflect current fees.
[2]	The management fee is 0.80% per annum, discounted according to the total value of the assets managed by the Adviser as described in the Investment Adviser section of this Prospectus. Based on the current combined assets managed by the Adviser, the effective annual rate for the Fund is 0.60%.